Related Parties - Schedule of Material Revenues and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Other income	$ 550	$ 578	$ 519
Total net investment income	9,576	11,672	10,516
Total revenues	24,697	23,257	15,062
Expenses:
General operating and other expenses	2,323	2,104	2,027
Interest expense	534	389	490
Loss on extinguishment of debt	0	(219)	(10)
Total benefits and expenses	14,206	12,003	14,211
Net investment income - excluding Fortitude Re funds withheld assets
Revenues:
Total net investment income	8,685	9,897	9,089
Related Parties
Revenues:
Other income	95	85	88
Total revenues	94	71	76
Expenses:
General operating and other expenses	131	349	317
Interest expense	79	82	146
Loss on extinguishment of debt	0	145	0
Total benefits and expenses	210	576	463
Related Parties | Net investment income - excluding Fortitude Re funds withheld assets
Revenues:
Total net investment income	$ (1)	$ (14)	$ (12)